MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

March 31, 2026 (Unaudited)

Mutual Funds (81.9%)	Shares	Value

Thornburg Global Opportunities Class I	18,767	$ 924,467
Hartford International Value Class I	30,839	771,286
Fidelity Select Industrials Portfolio	12.007	766,540
State Street Hedged International Developed Equity Index Class K	4,776	702,505
Schwab Fundamental International Equity Index	44,749	668,102
Third Avenue Value Class I	8,459	662,650
Eaton Vance Emerging and Frontier Countries Equity Class I	33,760	636,032
WCM Focused International Growth Class I	25,304	621,731
Artisan Global Value Class I	22,633	619,012
Pzena Emerging Markets Value Class I	34,554	553,905
MFS International Equity Class R6	12,810	499,836

Total Mutual Funds (Cost $ 6,225,000)		7,426,066

Short-Term Securities (17.2%)

Fidelity Investments Money Market Government Portfolio Class I (Cost $ 1,557,640)		1,557,640

Total Short-term Securities		1,557,640

Total Investments in Securities (Cost $ 7,782,640) (99.1%)		8,983,706

Net Other Assets and Liabilities (0.9%)		79,114

Net Assets (100%)		$ 9,062.820

As of March 31, 2026, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$6,225,000
Unrealized appreciation	1,201,066
Unrealized depreciation	-
Net unrealized appreciation	1,201,066

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

March 31, 2026 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2026:

MH Elite Select Portfolio of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 7,426,066	-	-	$ 7,426,066
Short Term Investments	1,557,640	-	-	1,557,640
Total Investments in Securities	$ 8,983,706	-	-	$ 8,983,706

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.